Contingencies	12 Months Ended
Dec. 31, 2011
Contingencies [Abstract]
Contingencies
(16)	Contingencies

Various claims also arise from time to time in the normal course of business. In the opinion of management, none have occurred that will have a material effect on the Company's consolidated financial statements.